Discontinued Operations (Details) - Schedule of Consolidated Statements of Cash Flows Relating to Discontinued Operations	12 Months Ended
Dec. 31, 2021 USD ($)
Cash flows from operating activities of discontinued operations:
Net Income	$ 240,405
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746
Amortization of financing costs and warrant features	2,187
Amortization of operating lease right-of-use assets	19,007
Gain on forgiveness of PPP loans	(380,247)
Gain on sale of equipment	(548,723)
Changes in operating assets and liabilities:
Accounts receivable	10,698
Inventory	(161,286)
Prepaid expenses and other assets	49,222
Accounts payable and accrued expenses	118,980
Operating lease liability	(19,007)
Accrued expense long-term	137,438
Net cash used in operating activities from discontinued operations	(170,580)
Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	675,000
Purchase of equipment	(30,697)
Net cash provided by investing activities in discontinued operations	644,303
Cash flows from financing activities in discontinued operations:
Proceeds from note payable	380,385
Repayments of notes payable	(589,078)
Net cash used in financing activities in discontinued operations	$ (208,693)